Debt - Schedule of the Current Future Payment Obligations (Details)	Dec. 31, 2024 USD ($)
Schedule of the Current Future Payment Obligations [Abstract]
2025
2026	404
2027	3,217
2028	3,332
2029	3,467
Thereafter	139,580
Total	$ 150,000